Property, Plant and Equipment and Construction in Progress (Details Textual)					12 Months Ended
	Apr. 26, 2019 USD ($)	Apr. 26, 2019 CNY (¥)	Jan. 03, 2019 USD ($)	Jan. 03, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment and Construction in Progress (Textual)
Ownershipof buildings for net book value					$ 10,460,000
Depreciation expense amount					2,210,000	$ 1,490,000
Construction in progress					244,390	1,607,324
Cost of revenue					40,022,243	46,139,858
Inventories					(2,230,666)	4,143,729
Aggregate proceeds	$ 2,120,000		$ 3,080,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment and Construction in Progress (Textual)
Construction in progress					2,260,000	$ 17,430,000
Cost of revenue					1,670,000
Inventories					$ 1,160,000
RMB [Member]
Property, Plant and Equipment and Construction in Progress (Textual)
Ownershipof buildings for net book value | ¥							¥ 72,970,000
Loan facility with maximum exposure | ¥							¥ 106,580,000
Aggregate proceeds | ¥		¥ 14,660,000		¥ 21,250,000